Nature of Operations	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature of operations

Note 1—Nature of operations

e.l.f. Beauty, Inc. and subsidiaries (the “Company,” “Successor,” “we,” “us,” “its” and “our”) was formed as a Delaware corporation on December 20, 2013 under the name J.A. Cosmetics Holdings, Inc. In April 2016, the Company changed its name to e.l.f. Beauty, Inc. The Company conducts business under the name e.l.f. Cosmetics, and offers high-quality, prestige-inspired beauty products for eyes, lips and face to consumers through its retail customers, e.l.f. stores and e-commerce channels.

On September 19, 2016, the Company amended and restated its certificate of incorporation to effect a 2.76:1 forward stock split of the Company’s common stock, increase the number of shares of common stock authorized for issuance to 250.0 million, provide for conversion of preferred stock into common stock prior to its initial public offering and at a ratio that has been adjusted to reflect the effects of the stock split and to address a variety of other corporate governance matters. There was no change in the par value of the Company’s common stock. All common shares, stock options and per share information presented in the financial statements have been adjusted to reflect the stock split on a retroactive basis for all periods presented.

Recapitalization

In conjunction with the Company’s acquisition of e.l.f. Cosmetics, Inc. on January 31, 2014, described further in Note 2, the Company entered into a five-year, senior secured credit agreement (as amended, the “2014 Senior Secured Credit Facility”) with a syndicate consisting of several large financial institutions. The 2014 Senior Secured Credit Facility originally consisted of a $20.0 million revolving line of credit (the “2014 Revolving Credit Facility”) and a $105.0 million term loan facility (the “2014 Term Loan Facility”). Concurrent with the Company’s entry into the 2014 Senior Secured Credit Facility, and as amended in conjunction with the special dividend declared on June 7, 2016 as described below, the Company entered into a second lien credit agreement (as amended, the “Second Lien Credit Facility”) that provided a $40.0 million second lien term loan (the “Second Lien Term Loan”).

On June 7, 2016, the Company incurred an incremental $64.0 million in term loan borrowings under the 2014 Senior Secured Credit Facility to fund, in part, the payment of a $72.0 million special dividend to stockholders, and increased the total availability under the 2014 Revolving Credit Facility to $25.0 million. In connection with the incremental borrowings, certain covenants were amended to reflect the increased leverage. All common stockholders, including individuals that received shares of restricted common stock in connection with the early exercise of certain unvested stock options, received a dividend of $1.79 per share. The $4.1 million dividend paid to restricted common stockholders was immediately used to pay down outstanding notes receivable from such common stockholders pursuant to the underlying recourse note agreements. Accordingly, the net cash outflow related to the dividend was $68.0 million.

Finally, in connection with the special dividend, the Company modified all stock options outstanding and reduced the exercise price by $1.79 per share in order to protect the option holders from dilution that would have otherwise resulted from the dividend recapitalization transaction. This constituted a modification in accordance with Accounting Standards Codification ("ASC") 718, Compensation-stock compensation. The incremental compensation expense related to the modification was approximately $2.7 million and is being recognized over the original requisite service period for each modified option.

Initial public offering

On September 27, 2016, the Company completed the initial public offering of 9,583,333 shares of its common stock, including the underwriters’ exercise of their overallotment option, at an initial offering price to the public of $17.00 per share, for aggregate gross proceeds of $162.9 million. The Company received net proceeds of $54.9 million, after deducting underwriting discounts and commissions and other offering expenses, including offering expenses paid prior to the initial public offering. The Company did not receive any proceeds from the sale of 5,583,333 shares of its common stock by the existing stockholders in the initial public offering.  As part of the initial public offering, the outstanding shares of the Company’s convertible preferred stock were converted into an aggregate of 37,271,375 shares of common stock.

The shares offered and sold in the initial public offering were registered under the Securities Act of 1933, as amended, pursuant to the Company’s Registration Statement on Form S-1 (Registration No. 333-213333), which was declared effective by the Securities and Exchange Commission on September 21, 2016. The common stock began trading on the New York Stock Exchange on September 22, 2016 under the symbol "ELF."